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                              Washington, DC 20005

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                                          May 19, 2006


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:    Fairholme Funds, Inc. (the "Company" and it sole series, the
             "Fund")
             File Nos. 811-09607 & 333-88517
             ------------------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), we are filing Post-Effective Amendment No. 9 under the 1933 Act and Amendment No. 11 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Company. The filing is marked to show changes in accordance with Rule 310 of Regulation S-T. We are making this filing to reflect changes to the Fund's non-fundamental investment policies that the Board of Directors recently approved. As a result of the changes, we have also updated portions of the Fund's risk disclosure to better reflect the Fund's investment practices.

     If you have any questions concerning this filing, please do not hesitate to call the undersigned or Paul M. Miller at the above referenced number.

                                          Sincerely,


                                          /s/ Michelle C. Roberts
                                          -----------------------------
                                              Michelle C. Roberts

Enclosure

cc:   Keith Trauner
      Fairholme Funds, Inc.